Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

Note K: Stock-Based Compensation

The shareholders approved, on May 23, 2006, the Martin Marietta Materials, Inc. Stock-Based Award Plan, as amended from time to time (along with the Amended Omnibus Securities Award Plan, originally approved in 1994, the “Plans”). The Corporation has been authorized by the Board of Directors to repurchase shares of the Corporation’s common stock for issuance under the Plans.

Under the Plans, the Corporation grants options to employees to purchase its common stock at a price equal to the closing market value at the date of grant. The Corporation granted 71,686 employee stock options during 2012. Options granted in years subsequent to 2004 become exercisable in four annual installments beginning one year after date of grant and expire eight years from such date. Options granted prior to January 1, 2005 became exercisable in three equal annual installments beginning one year after date of grant and expire ten years from such date.

Prior to 2009, nonemployee directors received 3,000 non-qualified stock options annually. These options have an exercise price equal to the market value at the date of grant, vested immediately and expire ten years from the grant date.

The following table includes summary information for stock options as of December 31, 2012:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2012	1,151,567	$89.93
Granted	71,686	$69.12
Exercised	(188,631)	$48.06
Terminated	(6,665)	$100.73
Outstanding at December 31, 2012	1,027,957	$96.10	3.4
Exercisable at December 31, 2012	854,178	$99.52	2.8

The weighted-average grant-date exercise price of options granted during 2012, 2011 and 2010 was $69.12, $86.90 and $95.27, respectively. The aggregate intrinsic values of options exercised during the years ended December 31, 2012, 2011 and 2010 were $7,176,000, $1,621,000 and $3,978,000, respectively, and were based on the closing prices of the Corporation’s common stock on the dates of exercise. The aggregate intrinsic values for options outstanding and exercisable at December 31, 2012 were $13,121,000 and $10,492,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2012, which was $94.28.

Additionally, an incentive stock plan has been adopted under the Plans whereby certain participants may elect to use up to 50% of their annual incentive compensation to acquire units representing shares of the Corporation’s common stock at a 20% discount to the market value on the date of the incentive compensation award. Certain executive officers are required to participate in the incentive stock plan at certain minimum levels. Participants earn the right to receive unrestricted shares of common stock in an amount equal to their respective units generally at the end of a 34-month period of additional employment from the date of award or at retirement beginning at age 62. All rights of ownership of the common stock convey to the participants upon the issuance of their respective shares at the end of the ownership-vesting period, with the exception of dividend equivalents that are paid on the units during the vesting period.

The Corporation grants restricted stock awards under the Plans to a group of executive officers, key personnel and nonemployee directors. Certain restricted stock awards are based on specific common stock performance criteria over a specified period of time. In addition, certain awards are granted to individuals to encourage retention and motivate key employees. These awards generally vest if the employee is continuously employed over a specified period of time and require no payment from the employee. Awards granted to nonemployee directors vest immediately.

The following table summarizes information for incentive stock awards and restricted stock awards as of December 31, 2012:

	Incentive Stock		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2012	31,700	$81.04	305,088	$95.72
Awarded	12,702	$81.41	58,918	$69.12
Distributed	(15,520)	$80.55	(119,328)	$111.92
Forfeited	(1,155)	$82.49	(6,084)	$90.06
December 31, 2012	27,727	$81.42	238,594	$81.19

The weighted-average grant-date fair value of incentive compensation awards granted during 2012, 2011 and 2010 was $81.41, $84.71 and $79.78, respectively. The weighted-average grant-date fair value of restricted stock awards granted during 2012, 2011 and 2010 was $69.12, $86.90 and $91.33, respectively.

The aggregate intrinsic values for incentive compensation awards and restricted stock awards at December 31, 2012 were $808,000 and $22,495,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2012, which was $94.28. The aggregate intrinsic values of incentive compensation awards distributed during the years ended December 31, 2012, 2011 and 2010 were $375,000, $165,000 and $0, respectively. The aggregate intrinsic values of restricted stock awards distributed during the years ended December 31, 2012, 2011 and 2010 were $8,695,000, $10,237,000 and $10,031,000, respectively. The aggregate intrinsic values for distributed awards were based on the closing prices of the Corporation’s common stock on the dates of distribution.

At December 31, 2012, there are approximately 510,000 awards available for grant under the Plans.

In 1996, the Corporation adopted the Shareholder Value Achievement Plan to award shares of the Corporation’s common stock to key senior employees based on certain common stock performance criteria over a long-term period. Under the terms of this plan, 250,000 shares of common stock were reserved for issuance. Through December 31, 2012, 42,025 shares have been issued under this plan. No awards have been granted under this plan after 2000.

Also, the Corporation adopted and the shareholders approved the Common Stock Purchase Plan for Directors in 1996, which provides nonemployee directors the election to receive all or a portion of their total fees in the form of the Corporation’s common stock. Under the terms of this plan, 300,000 shares of common stock were reserved for issuance. Currently, directors are required to defer at least 50% of their retainer in the form of the Corporation’s common stock at a 20% discount to market value. Directors elected to defer portions of their fees representing 23,830, 19,977 and 17,804 shares of the Corporation’s common stock under this plan during 2012, 2011 and 2010, respectively.

The following table summarizes stock-based compensation expense for the years ended December 31, 2012, 2011 and 2010, unrecognized compensation cost for nonvested awards at December 31, 2012 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock Awards	Incentive Compensation Awards	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2012	$1,835	$4,980	$237	$729	$7,781
2011	$2,602	$7,929	$272	$719	$11,522
2010	$3,406	$10,368	$261	$640	$14,675
Unrecognized compensation cost at December 31, 2012:	$1,473	$4,400	$51	$—	$5,924
Weighted-average period over which unrecognized compensation cost to be recognized:	1.9 years	2.1 years	1.5 years	—

For the years ended December 31, 2012, 2011 and 2010, the Corporation recognized a tax benefit related to stock-based compensation expense of $3,075,000, $4,557,000 and $5,804,000, respectively.

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2012:

(add 000)
2013	$3,199
2014	1,975
2015	720
2016	30
Total	$5,924

Stock-based compensation expense is included in selling, general and administrative expenses in the Corporation’s consolidated statements of earnings.